Employee Compensation and Benefits (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Compensation Related Costs [Abstract]
Schedule of Employee Compensation and Benefits
For the three months ended March 31, 2021 and 2020, employee compensation and benefits consisted of the following:

	Three Months Ended
	March 31,
	2021	2020
Cash-based employee compensation and benefits	$41,780	$44,302
Equity-based compensation	27,036	—
Partnership interest-based compensation	4,903	7,920
Carried interest compensation	6,860	2,190
Cash-based incentive fee related compensation	1,833	—
Other	941	1,065
Total employee compensation and benefits	$83,353	$55,477

For the years ended December 31, 2020, 2019 and 2018, employee compensation and benefits consisted of the following:

	Year Ended December 31,
	2020	2019	2018
Cash-based employee compensation and benefits	$165,829	$169,862	$157,351
Partnership interest-based compensation	172,358	30,233	19,495
Carried interest compensation	34,260	38,842	31,780
Cash-based incentive fee related compensation	11,454	—	—
Other	4,564	4,030	1,788
Total employee compensation and benefits	$388,465	$242,967	$210,414